Schedule I—Condensed Financial Information of the Company - Schedule of Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Cash flow from operating activities:
Net loss	¥ (1,860,186)	$ (274,158)	¥ (458,902)	¥ (512,071)
Adjustments to reconcile net loss to net cash used in operating activities:
Investment income	(108)	(16)
Loss on disposal of subsidiaries	(46,232)	(6,814)	902,022	329
Net loss from fair value change	(7,224)	(1,065)
Changes in operating assets and liabilities:
Other receivables and other current asset	217,982	32,127	261,861	(15,430)
Other payables and accrued expense	124,786	18,391	263,830	(4,934)
Net cash used in operating activities	(103,413)	(15,243)	71,467	57,734
Cash flows from investing activities:
Purchase of short term investments	19,647	2,896	201,325	1,745,980
Proceeds from disposal of short-term investments and other investments	5,067	747	202,446	2,088,111
Net cash used in investing activities	(108,447)	(15,984)	(327,099)	234,160
Cash flows from financing activities:
Proceeds on exercise of stock options	73	11	75
Payment for purchase of non-controlling interests
Payment for repurchase of ordinary shares				10,028
Proceeds from bank and other borrowings	253,044	37,294	36,601	98,377
Net cash generated from financing activities	123,742	18,237	(14,189)	(86,841)
Cash and cash equivalents and restricted cash at beginning of year	105,315	15,522	370,396	164,470
Effect of exchange rate changes on cash and cash equivalents	26,397	3,893	4,740	873
Cash and cash equivalents and restricted cash at the end of the year	43,594	6,425	105,315	370,396
Parent Company [Member]
Cash flow from operating activities:
Net loss	(187,207)	(27,591)	(195,963)	(289,670)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in earnings of subsidiaries and an affiliate	(281,405)	(41,474)	174,073	284,592
Compensation expenses associated with stock options			1,371
Investment income	108	16
Loss on disposal of subsidiaries	447,890	66,011
Net loss from fair value change	6,851	1,010
Other non-cash adjustments	(3,014)	(444)	(16)	6
Changes in operating assets and liabilities:
Other receivables and other current asset	430	63	(432)	(401)
Amounts due from related parties	(84)	(12)
Amount due to related parties	1,694	250
Other payables and accrued expense	(823)	(122)	15,207	163
Net cash used in operating activities	(15,560)	(2,293)	(5,760)	(5,310)
Cash flows from investing activities:
Purchase of short term investments	(2,808)	(414)	(4,155)
Proceeds from disposal of short-term investments and other investments	3,978	586
Payment for purchase of addition shares of subsidiary			(7,516)
Proceed from sales of shares of a subsidiary	(14,645)	(2,158)	3,643
Advance to subsidiaries and affiliates/Capital contribution to a subsidiary	(46)	(7)	(719)
Acquisition of subsidiaries	(4,166)	(614)
Net cash used in investing activities	(17,687)	(2,607)	(8,747)
Cash flows from financing activities:
Proceeds on exercise of stock options				44,968
Proceeds of issuance of ordinary shares	3,614	533	3,001
Payment for purchase of non-controlling interests				(20,623)
Payment for repurchase of ordinary shares				(10,028)
Proceeds of issuance of ordinary shares	7,623	1,123
Proceeds from bank and other borrowings	(699)	(103)
Net cash generated from financing activities	10,538	1,553	3,001	14,317
Net (decrease) increase in cash and cash equivalents	(22,709)	(3,347)	(11,506)	9,007
Cash and cash equivalents and restricted cash at beginning of year	243	36	11,792	2,605
Effect of exchange rate changes on cash and cash equivalents	24,281	3,578	(43)	180
Cash and cash equivalents and restricted cash at the end of the year	¥ 1,815	$ 267	¥ 243	¥ 11,792